KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2022
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	06/30/2022	06/30/2021	06/30/2020
Salaries, social security and other benefits	2,611,603	1,721,157	1,905,440
Share-based incentives	1,430,745	1,655,135	3,428,029
Total	4,042,348	3,376,292	5,333,469